Segment Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment Information
5.	SEGMENT INFORMATION
The different segments in which the Group is organized take into consideration the different activities from which the Group obtains income and incurs expenses. The aforementioned organizational structure is based on the way in which the highest decision-making authority analyzes the main financial and operating magnitudes for making decisions about resource allocation and performance assessment also considering the Group’s business strategy.

•	Upstream
The Upstream segment carries out all activities relating to the exploration, development and production of oil and natural gas.
Revenue is generated from (i) the sale of produced crude oil to the Downstream segment and, marginally, from its sale to third parties; (ii) the sale of produced gas to the Gas and Power segment.

•	Gas and Power
The Gas and Power segment generates its revenue from the development of activities relating to: (i) the natural gas commercialization to third parties and the Downstream segment, (ii) the commercial and technical operation of LNG regasification terminals in Bahía Blanca (until October 31, 2018) and Escobar, by hiring two regasification vessels, and (iii) the natural gas distribution.
Additionally, for the years ended December 31, 2017 and for the three months period as of March 31, 2018, it included revenues derived from the generation of conventional and renewable electricity corresponding to YPF EE. See Note 3.
In addition to the proceeds derived from the sale of natural gas to third parties and the intersegment, which is then recognized as a “purchase” to the Upstream segment, and including Stimulus Plan for Natural Gas production in force (see Note 34.g), Gas and Power accrues a fee in its favor with the Upstream segment to carry out such commercialization.

•	Downstream
The Downstream segment develops activities relating to: (i) crude oil refining and petrochemical production, (ii) commercialization of refined and petrochemical products obtained from such processes, (iii) logistics related to the transportation of crude oil and gas to refineries and the transportation and distribution of refined and petrochemical products to be marketed in the different sales channels.
It obtains its income from the marketing mentioned in item (ii) above, which is developed through the Retail, Industry, Aviation, Agro, LPG, Chemicals and Lubricants and Specialties businesses.
It incurs in all expenses relating to the aforementioned activities, including the purchase of crude oil from the Upstream segment and third parties and the natural gas to be consumed in the refinery and petrochemical industrial complexes from the Gas and Power segment.

•	Central Administration and Others
It covers other activities, not falling into the aforementioned categories, mainly including corporate administrative expenses and assets and construction activities.
Sales between business segments were made at internal transfer prices established by the Group, which generally seek to approximate market prices.
Operating profit and assets for each segment have been determined after consolidation adjustments.

	Upstream		Gas and Power		Downstream	Central Administration and Others	Consolidation Adjustments (1)	Total
For the year ended December 31, 2019
Revenues from sales	2,046		131,055		531,724	19,743	(5,973)	678,595
Revenues from intersegment sales	286,585		8,697		3,447	27,502	(326,231)	—

Revenues	288,631		139,752		535,171	47,245	(332,204)	678,595

Operating profit / (loss)	(49,194)		2,944		40,653	(15,866)	451	(21,012)
Income from equity interests in associates and joint ventures	—		5,339		2,629	—	—	7,968
Depreciation of property, plant and equipment	119,821	(3)	1,378		20,805	3,890	—	145,894
Impairment of property, plant and equipment (2)	40,561		868		—	—	—	41,429
Acquisition of property, plant and equipment	136,589		6,170		22,455	7,630	—	172,844
Assets	742,850		199,357		508,026	129,331	(6,275)	1,573,289
For the year ended December 31, 2018
Revenues from sales	3,108		91,176		338,042	8,363	(4,869)	435,820
Revenues from intersegment sales	207,480		7,862		1,688	13,186	(230,216)	—

Revenues	210,588		99,038		339,730	21,549	(235,085)	435,820

Operating profit / (loss)	22,483		16,786	(4)	7,818	(6,055)	2,748	43,780
Income from equity interests in associates and joint ventures	—		4,435		404	—	—	4,839
Depreciation of property, plant and equipment	72,052	(3)	928		12,285	2,304	—	87,569
Recovery of property, plant and equipment (2)	2,900		—		—	—	—	2,900
Acquisition of property, plant and equipment	63,171		1,968		15,632	2,877	—	83,648
Assets	480,263		129,885		307,312	82,762	(6,206)	994,016
For the year ended December 31, 2017
Revenues from sales	739		56,805		195,321	2,534	(2,586)	252,813
Revenues from intersegment sales	115,955		4,075		988	7,133	(128,151)	—

Revenues	116,694		60,880		196,309	9,667	(130,737)	252,813

Operating profit / (loss)	3,877		3,259		15,813	(4,400)	(2,476)	16,073
Income from equity interests in associates and joint ventures	—		634		794	—	—	1,428
Depreciation of property, plant and equipment	45,279	(3)	290		6,926	1,017	—	53,512
Recovery of property, plant and equipment (2)	5,032		—		—	—	—	5,032
Acquisition of property, plant and equipment	39,411		3,867		8,179	1,639	—	53,096
Assets	251,525		45,395		158,800	53,934	(3,936)	505,718

(1)	Corresponds to the elimination among segments of the YPF Group.
(2)	See Notes 2.c. and 8.
(3)	Includes depreciation of charges for impairment of property, plant and equipment.
(4)	Includes the result for revaluation of the interest in YPF EE. See Note 3.

The distribution of revenues by geographic area, according to the markets for which they are intended, for the years ended on December 31, 2019, 2018 and 2017, and property, plant and equipment by geographic area as of December 31, 2019, 2018 and 2017 are as follows:

	Revenues			Property, plant and equipment
	2019	2018	2017	2019	2018	2017
Argentina	589,653	390,892	230,728	1,068,832	698,222	353,868
Mercosur and associated countries	36,154	20,056	8,694	179	865	575
Rest of the world	35,836	15,711	8,785	—	—	—
Europe	16,952	9,161	4,606	—	—	—

	678,595	435,820	252,813	1,069,011	699,087	354,443

Intangible assets are geographically located in Argentina.
As of December 31, 2019, no foreign client represents 10% or more of the Group’s revenue from its ordinary activities.